COVER LETTER

January 9, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses for the MassMutual Select Funds and the MassMutual RetireSMARTSM Funds, each dated April 1, 2013, and the Prospectus for the MassMutual RetireSMARTSM 2055 Fund, dated September 16, 2013, as filed under Rule 497(e) on December 19, 2013. The purpose of this filing is to submit the 497(e) filing dated December 19, 2013 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds